Segment and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION

We conduct our financing operations directly and indirectly through our subsidiaries and affiliates. We offer substantially similar products and services throughout many different regions, subject to local legal restrictions and market conditions. We segment our business based on geographic regions: the Americas, Europe, and Asia Pacific. Items excluded in assessing segment performance because they are managed at the corporate level, including market valuation adjustments to derivatives and exchange-rate fluctuations on foreign currency-denominated transactions, are reflected in Unallocated Other. The following is a brief description of our segments:

•Americas Segment -- United States, Canada, Mexico, Brazil, and Argentina
•Europe Segment -- European region and South Africa
•Asia Pacific Segment -- China and India

We review our business performance by segment on a managed basis. Receivables are presented on a managed basis, as it closely approximates the customer’s outstanding balance on the receivables, which is the basis for earning revenue. Our managed receivables equal net finance receivables and net investment in operating leases, excluding unearned interest supplements and residual support, allowance for credit losses, and other (primarily accumulated supplemental depreciation).

We measure the performance of our segments primarily on an income before income taxes basis, after excluding market valuation adjustments to derivatives and exchange-rate fluctuations on foreign currency-denominated transactions, which are reflected in Unallocated Other. These adjustments are excluded when assessing our segment performance because they are carried out at the corporate level. We also adjust segment performance to reallocate interest expense among the segments reflecting debt and equity levels proportionate to their product risk.

NOTE 17. SEGMENT AND GEOGRAPHIC INFORMATION (Continued)

Key operating data for our segments for the years ended or at December 31 were as follows (in millions):

	Americas	Europe	Asia Pacific	Total Segments	Unallocated Other (a)	Total
2014
Total revenue (b)	$7,657	$1,071	$274	$9,002	$(6)	$8,996
Income before income taxes	1,509	338	13	1,860	(6)	1,854
Other disclosures:
Depreciation on vehicles subject to operating leases	3,045	43	—	3,088	—	3,088
Interest expense	2,119	356	181	2,656	—	2,656
Provision for credit losses	176	15	6	197	—	197
Net finance receivables and net investment in operating leases	92,484	17,036	3,263	112,783	(4,350)	108,433
Total assets	98,093	20,439	3,576	122,108	—	122,108

2015
Total revenue (b)	$8,386	$982	$330	$9,698	$(1)	$9,697
Income before income taxes	1,763	297	27	2,087	(1)	2,086
Other disclosures:
Depreciation on vehicles subject to operating leases	3,603	37	—	3,640	—	3,640
Interest expense	1,931	294	191	2,416	—	2,416
Provision for credit losses	309	16	22	347	—	347
Net finance receivables and net investment in operating leases	104,497	18,947	3,788	127,232	(5,330)	121,902
Total assets	111,147	22,085	4,216	137,448	—	137,448

2016
Total revenue (b)	$9,505	$984	$351	$10,840	$69	$10,909
Income before income taxes	1,511	238	61	1,810	69	1,879
Other disclosures:
Depreciation on vehicles subject to operating leases	4,291	38	—	4,329	—	4,329
Interest expense	2,301	278	176	2,755	—	2,755
Provision for credit losses	494	29	24	547	—	547
Net finance receivables and net investment in operating leases	113,335	18,846	4,684	136,865	(6,675)	130,190
Total assets	119,012	21,755	5,322	146,089	—	146,089
__________

(a)
Net finance receivables and Net investment in operating leases includes unearned interest supplements and residual support, allowances for credit losses, and other (primarily accumulated supplemental depreciation).

(b)	Represents Total financing revenue and Other revenue.

NOTE 17. SEGMENT AND GEOGRAPHIC INFORMATION (Continued)

Geographic Information

Key data, split geographically into the United States (which is our country of domicile), Canada, and All other, for the years ended or at December 31 were as follows (in millions):

	2014	2015	2016
Total revenue (a)
United States	$6,377	$7,070	$8,151
Canada	998	981	1,093
All other	1,621	1,646	1,665
Total revenue	$8,996	$9,697	$10,909

Income before income taxes
United States	$1,199	$1,298	$1,070
Canada	148	247	304
All other	507	541	505
Total income before income taxes	$1,854	$2,086	$1,879

Finance receivables, net and net investment in operating leases
United States	$76,578	$88,237	$93,254
Canada	10,449	10,037	12,168
All other	21,406	23,628	24,768
Total finance receivables, net and net investment in operating leases	$108,433	$121,902	$130,190
__________

(a)	Represents Total financing revenue and Other revenue.